Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Authorized	13,945,050	17,312,211
Temporary Equity, Par Value	$ 10.00	$ 10.00
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	6,792,152	3,424,991
Common Stock, Shares, Outstanding	6,792,152	3,424,991
Common Stock Subject To Possible Redemption	13,945,050	17,312,211
Class B [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	5,184,300	5,184,300
Common Stock, Shares, Outstanding	5,184,300	5,184,300